Restructuring - Termination Charges (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Restructuring Cost and Reserve [Line Items]
Charges incurred	$ 37
Americas RAC Segment
Restructuring Cost and Reserve [Line Items]
Charges incurred	34
Corporate operations
Restructuring Cost and Reserve [Line Items]
Charges incurred	3
Direct vehicle and operating
Restructuring Cost and Reserve [Line Items]
Charges incurred	25
Selling, general and administrative
Restructuring Cost and Reserve [Line Items]
Charges incurred	$ 12